UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 32.7%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 3.0%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,976,524
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,869,353
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,943,832
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,383,640
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	309,600	4,230,421
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,669,550
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	306,500	4,190,960
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,955,498

Total Bangladesh			$21,219,778

Bosnia and Herzegovina — 1.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,941	$1,444,928
Republic of Srpska, 1.50%, 10/30/23	BAM	6,951	3,454,565
Republic of Srpska, 1.50%, 12/15/23	BAM	1,536	752,189
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	510,415
Republic of Srpska, 1.50%, 5/31/25	BAM	4,696	2,106,233
Republic of Srpska, 1.50%, 6/9/25	BAM	346	153,433
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	971,890
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	734,918

Total Bosnia and Herzegovina			$10,128,571

Brazil — 0.8%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,744	$5,781,277

Total Brazil			$5,781,277

Chile — 0.8%
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	$5,776,432

Total Chile			$5,776,432

Colombia — 1.9%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	$7,236,289
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	11,529,700	6,220,495

Total Colombia			$13,456,784

Costa Rica — 0.6%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,223,004
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	526,513	831,134
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	291,872	533,913

Total Costa Rica			$4,588,051

Dominican Republic — 2.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,378,350
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	56,000	1,371,763
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	32,100	835,132
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	231,694
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	99,300	2,675,255

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	33,500	$995,130
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	127,625
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	195,600	6,400,905

Total Dominican Republic			$14,015,854

Georgia — 0.4%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,279,487
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	301,785
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	296,521
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	312,512
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	586,221
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	306,924

Total Georgia			$3,083,450

Iceland — 1.3%
Republic of Iceland, 6.25%, 2/5/20	ISK	216,350	$1,614,027
Republic of Iceland, 7.25%, 10/26/22	ISK	247,064	1,912,447
Republic of Iceland, 8.75%, 2/26/19	ISK	703,072	5,796,367

Total Iceland			$9,322,841

Jordan — 2.0%
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	$2,959,006
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,939,179
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,412,735
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,623,179

Total Jordan			$13,934,099

Mexico — 0.9%
Mexican Bonos, 6.00%, 6/18/15	MXN	78,200	$6,076,921

Total Mexico			$6,076,921

Peru — 1.8%
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	$11,863,624
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174	1,190,075

Total Peru			$13,053,699

Philippines — 0.4%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,645,029

Total Philippines			$2,645,029

Romania — 1.2%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,427,902

Total Romania			$8,427,902

Serbia — 4.6%
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	330,000	$3,640,464
Serbia Treasury Bill, 0.00%, 6/4/15	RSD	401,490	4,297,514
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,770,930
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	657,271
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,488,550
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,416,472
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,286,175
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,354,997

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	890,500	$10,205,833
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	1,115,622
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	1,080,832

Total Serbia			$32,314,660

Sri Lanka — 2.5%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	520,215	$3,998,208
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	595,640	4,734,420
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	8,623,896
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	14,980	128,796

Total Sri Lanka			$17,485,320

Uganda — 0.6%
Uganda Government Bond, 13.375%, 2/25/16	UGX	1,310,300	$508,588
Uganda Government Bond, 14.00%, 3/24/16	UGX	1,567,700	613,031
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	1,100,270
Uganda Government Bond, 14.625%, 11/1/18	UGX	5,080,100	2,008,055

Total Uganda			$4,229,944

Uruguay — 3.1%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	18,968	$810,967
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	38,953	1,615,451
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	68,775	2,571,857
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	37,000	1,361,173
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	106,909
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	7,299	252,169
Republic of Uruguay, 4.375%, 12/15/28 (1)	UYU	8,089	389,248
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	104,225	4,178,597
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	52,184	2,159,724
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(1)	UYU	97,519	4,144,095
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	77,441	3,288,876
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,037,071

Total Uruguay			$21,916,137

Vietnam — 3.4%
Vietnam Government Bond, 6.30%, 3/15/17	VND	20,000,000	$961,056
Vietnam Government Bond, 6.70%, 2/28/17	VND	50,000,000	2,424,926
Vietnam Government Bond, 8.20%, 3/15/15	VND	100,000,000	4,818,059
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,805,774
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,351,978
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	3,950,267
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	3,882,957

Total Vietnam			$24,195,017

Total Foreign Government Bonds (identified cost $232,695,409)			$231,651,766

Foreign Corporate Bonds — 0.2%
Supranational — 0.2%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	37,847	$1,665,368

Total Supranational			$1,665,368

Total Foreign Corporate Bonds (identified cost $1,686,248)			$1,665,368

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$245,095	$270,892
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39 (4)		674,395	751,848

Total Collateralized Mortgage Obligations (identified cost $952,651)			$1,022,740

Mortgage Pass-Throughs — 1.0%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.932%, with maturity at 2035(5)(6)		$1,083,286	$1,121,184
3.922%, with maturity at 2035(5)		952,915	1,036,071
6.50%, with various maturities to 2036(6)		1,626,424	1,867,642
7.00%, with maturity at 2033		602,130	696,109
7.50%, with maturity at 2035		351,739	418,689
8.50%, with maturity at 2032		302,168	366,972

			$5,506,667

Government National Mortgage Association:
7.00%, with maturity at 2035(6)		$934,933	$1,092,844
8.00%, with maturity at 2016		75,851	78,213
9.00%, with various maturities to 2024		569,378	658,783

			$1,829,840

Total Mortgage Pass-Throughs (identified cost $6,888,685)			$7,336,507

U.S. Treasury Obligations — 14.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 11.25%, 2/15/15(6)		$98,200	$104,107,319

Total U.S. Treasury Obligations (identified cost $104,032,819)			$104,107,319

Short-Term Investments — 48.5%

Foreign Government Securities — 30.3%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.0%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	3,700	$2,101,542
Georgia Treasury Bill, 0.00%, 2/19/15	GEL	8,749	4,942,536

Total Georgia			$7,044,078

Israel — 0.7%
Israel Treasury Bill, 0.00%, 1/7/15	ILS	16,567	$4,825,061

Total Israel			$4,825,061

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.0%
Kenya Treasury Bill, 0.00%, 8/18/14	KES	70,000	$794,820
Kenya Treasury Bill, 0.00%, 9/22/14	KES	187,100	2,107,028
Kenya Treasury Bill, 0.00%, 9/29/14	KES	15,000	168,646
Kenya Treasury Bill, 0.00%, 10/20/14	KES	101,200	1,132,241
Kenya Treasury Bill, 0.00%, 3/16/15	KES	316,600	3,396,481
Kenya Treasury Bill, 0.00%, 4/13/15	KES	502,800	5,353,548
Kenya Treasury Bill, 0.00%, 4/20/15	KES	406,800	4,323,239
Kenya Treasury Bill, 0.00%, 4/27/15	KES	396,900	4,210,088

Total Kenya			$21,486,091

Lebanon — 4.6%
Lebanon Treasury Bill, 0.00%, 8/28/14	LBP	2,138,110	$1,409,581
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	9,432,000	6,165,578
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	3,742,800	2,436,967
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	5,283,500	3,425,643
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	17,930,200	11,346,924
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	7,431,600	4,682,573
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	2,847,810	1,901,235
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	2,281,990	1,525,936

Total Lebanon			$32,894,437

Malaysia — 3.0%
Bank Negara Monetary Note, 0.00%, 9/11/14	MYR	68,236	$21,280,753

Total Malaysia			$21,280,753

Mauritius — 1.2%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	121,200	$3,941,636
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	95,600	3,109,080
Mauritius Treasury Bill, 0.00%, 4/24/15	MUR	37,100	1,201,661

Total Mauritius			$8,252,377

Mexico — 2.1%
Mexico Cetes, 0.00%, 8/21/14	MXN	36,351	$2,746,082
Mexico Cetes, 0.00%, 4/1/15	MXN	160,505	11,904,566

Total Mexico			$14,650,648

Nigeria — 2.0%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	1,390,800	$8,364,242
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	993,300	5,928,036

Total Nigeria			$14,292,278

Philippines — 2.0%
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	176,600	$4,060,910
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	161,170	3,698,064
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	277,770	6,367,935
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	8,220	187,730

Total Philippines			$14,314,639

Singapore — 2.0%
Monetary Authority of Singapore, 0.00%, 10/17/14	SGD	17,653	$14,142,621

Total Singapore			$14,142,621

Security	Principal Amount (000’s omitted)		Value
South Korea — 1.4%
Korea Monetary Stabilization Bond, 0.00%, 9/23/14	KRW	10,381,000	$10,064,779

Total South Korea			$10,064,779

Sri Lanka — 4.4%
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	$452,345
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	44,850	340,390
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	63,800	481,911
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	301,460	2,265,156
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	361,400	2,712,132
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	140,090	1,049,981
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	212,400	1,589,943
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	110,770	828,135
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	171,900	1,283,677
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	224,100	1,667,869
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	73,730	546,567
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,018,700	7,541,345
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	1,009,540	7,463,420
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	81,780	603,832
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	148,600	1,089,005
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	44,970	328,738
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	88,270	639,659

Total Sri Lanka			$30,884,105

Turkey — 0.5%
Turkey Government Bond, 6.50%, 1/7/15	TRY	7,835	$3,642,171

Total Turkey			$3,642,171

Uganda — 0.7%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	1,135,800	$420,860
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	1,336,300	493,098
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	619,000	226,422
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	619,000	224,548
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	10,372,300	3,729,693

Total Uganda			$5,094,621

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	912	$38,303
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	31,500	1,278,379
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	10,660	427,016
Monetary Regulation Bill, 0.00%, 2/20/15(1)	UYU	7,027	292,994

Total Uruguay			$2,036,692

Vietnam — 0.5%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	81,737,000	$3,853,762

Total Vietnam			$3,853,762

Zambia — 0.9%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	13,755	$2,226,257
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	15,260	2,461,882

Security	Principal Amount (000’s omitted)		Value
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	10,190	$1,400,906

Total Zambia			$6,089,045

Total Foreign Government Securities (identified cost $215,453,791)			$214,848,158

U.S. Treasury Obligations — 13.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/9/14		$71,000	$70,999,290
U.S. Treasury Note, 4.25%, 8/15/14		25,000	25,041,025

Total U.S. Treasury Obligations (identified cost $96,036,117)			$96,040,315

Other — 4.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$33,006	$33,006,248

Total Other (identified cost $33,006,248)			$33,006,248

Total Short-Term Investments (identified cost $344,496,156)			$343,894,721

Total Investments — 97.3% (identified cost $690,751,968)			$689,678,421

Other Assets, Less Liabilities — 2.7%			$19,288,595

Net Assets — 100.0%			$708,967,016

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

GEL	-	Georgian Lari

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $4,939,694 or 0.7% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $10,266,235 or 1.4% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(5)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $62,675.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $1,302,396 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/14	Chilean Peso 672,017,000	United States Dollar 1,177,944	Citibank NA	$3,151	$—	$3,151
8/4/14	United States Dollar 1,188,569	Chilean Peso 672,017,000	Citibank NA	—	(13,776)	(13,776)
8/5/14	Euro 17,640,103	Romanian Leu 78,913,000	Bank of America	244,161	—	244,161
8/6/14	Euro 8,519,296	United States Dollar 11,818,819	Deutsche Bank	410,983	—	410,983
8/6/14	United States Dollar 6,300,308	Euro 4,650,951	Deutsche Bank	—	(72,413)	(72,413)
8/6/14	United States Dollar 2,237,048	Paraguayan Guarani 10,579,000,000	Citibank NA	224,180	—	224,180
8/6/14	United States Dollar 3,194,850	Philippine Peso 139,321,000	Bank of America	6,943	—	6,943
8/6/14	United States Dollar 2,464,410	Philippine Peso 107,468,000	Citibank NA	5,356	—	5,356
8/6/14	United States Dollar 2,908,251	Philippine Peso 126,823,000	Goldman Sachs International	6,320	—	6,320
8/6/14	United States Dollar 2,852,871	Philippine Peso 124,408,000	Standard Chartered Bank	6,200	—	6,200
8/8/14	New Turkish Lira 19,777,000	United States Dollar 9,206,741	Standard Chartered Bank	—	(8,736)	(8,736)
8/8/14	United States Dollar 38,948,371	New Turkish Lira 83,388,462	Standard Chartered Bank	—	(91,901)	(91,901)
8/11/14	United States Dollar 10,692,225	Yuan Renminbi Offshore 66,434,000	Citibank NA	51,030	—	51,030
8/12/14	Indian Rupee 382,911,000	United States Dollar 6,402,123	Nomura International PLC	92,386	—	92,386
8/12/14	United States Dollar 8,470,237	Indian Rupee 516,399,000	Deutsche Bank	39,161	—	39,161
8/12/14	United States Dollar 9,736,806	Indian Rupee 593,471,000	Goldman Sachs International	42,610	—	42,610
8/13/14	Euro 25,255,549	United States Dollar 34,768,304	UBS AG	948,903	—	948,903
8/13/14	United States Dollar 2,622,277	Euro 1,914,334	BNP Paribas	—	(58,816)	(58,816)
8/13/14	United States Dollar 1,552,794	Paraguayan Guarani 7,059,000,000	Citibank NA	89,198	—	89,198
8/14/14	United States Dollar 18,449,518	Indonesian Rupiah 209,586,522,521	Barclays Bank PLC	—	498,525)	(498,525)
8/18/14	Euro 12,498,576	Polish Zloty 51,967,517	BNP Paribas	—	(97,136)	(97,136)
8/18/14	Euro 11,436,409	Polish Zloty 47,551,159	Citibank NA	—	(88,881)	(88,881)
8/18/14	Euro 738,787	United States Dollar 1,012,729	Goldman Sachs International	23,413	—	23,413
8/20/14	Indonesian Rupiah 17,333,881,000	United States Dollar 1,489,293	Standard Chartered Bank	12,914	—	12,914
8/21/14	Euro 227,110	United States Dollar 308,243	Bank of America	4,115	—	4,115
8/21/14	Euro 113,555	United States Dollar 154,372	Bank of America	2,308	—	2,308
8/21/14	Euro 66,703	United States Dollar 90,152	Bank of America	829	—	829
8/25/14	Euro 4,726,358	United States Dollar 6,443,610	Bank of America	114,362	—	114,362

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/25/14	Euro 565,611	United States Dollar 771,061	Goldman Sachs International	$13,629	$—	$13,629
8/27/14	Argentine Peso 4,738,000	United States Dollar 541,486	Bank of America	—	(18,213)	(18,213)
8/27/14	Argentine Peso 4,012,000	United States Dollar 451,294	Bank of America	—	(22,643)	(22,643)
8/27/14	United States Dollar 925,926	Argentine Peso 8,750,000	Bank of America	107,710	—	107,710
8/28/14	United States Dollar 3,941,359	Indian Rupee 235,780,000	BNP Paribas	—	(76,885)	(76,885)
8/28/14	United States Dollar 4,082,277	Indian Rupee 244,210,000	JPMorgan Chase Bank	—	(79,634)	(79,634)
8/28/14	United States Dollar 4,330,419	Indian Rupee 259,076,000	Standard Chartered Bank	—	(84,120)	(84,120)
9/3/14	United States Dollar 2,652,680	Brazilian Real 5,968,000	Standard Chartered Bank	—	(45,235)	(45,235)
9/4/14	Euro 15,497,393	British Pound Sterling 12,600,000	Deutsche Bank	513,480	—	513,480
9/4/14	Euro 5,002,411	British Pound Sterling 4,002,000	Morgan Stanley & Co. International PLC	55,763	—	55,763
9/8/14	Argentine Peso 8,667,000	United States Dollar 964,071	Bank of America	—	(44,496)	(44,496)
9/8/14	United States Dollar 914,241	Argentine Peso 8,667,000	Bank of America	94,327	—	94,327
9/9/14	Zambian Kwacha 8,140,000	United States Dollar 1,360,976	Standard Bank	60,987	—	60,987
9/9/14	Zambian Kwacha 5,220,000	United States Dollar 872,910	Standard Chartered Bank	39,256	—	39,256
9/11/14	United States Dollar 14,279,068	New Zealand Dollar 16,332,000	Bank of America	—	(456,353)	(456,353)
9/12/14	Euro 6,015,640	United States Dollar 8,151,493	Citibank NA	95,257	—	95,257
9/15/14	Euro 15,427,810	Norwegian Krone 125,628,653	Deutsche Bank	—	(706,689)	(706,689)
9/15/14	Norwegian Krone 86,482,653	Euro 10,257,941	Citibank NA	949	—	949
9/15/14	Norwegian Krone 39,146,000	Euro 4,672,368	Deutsche Bank	39,474	—	39,474
9/15/14	United States Dollar 1,553,289	Azerbaijani Manat 1,260,960	VTB Capital PLC	48,744	—	48,744
9/16/14	South Korean Won 2,368,311,000	United States Dollar 2,320,281	Standard Chartered Bank	31,754	—	31,754
9/16/14	United States Dollar 9,773,007	South Korean Won 9,986,059,000	Bank of America	—	(123,359)	(123,359)
9/16/14	United States Dollar 1,340,989	Zambian Kwacha 8,787,500	Barclays Bank PLC	56,494	—	56,494
9/23/14	United States Dollar 1,314,353	Zambian Kwacha 8,379,000	Barclays Bank PLC	12,574	—	12,574
9/23/14	Zambian Kwacha 4,840,000	United States Dollar 813,445	Barclays Bank PLC	46,966	—	46,966
9/23/14	Zambian Kwacha 5,808,000	United States Dollar 954,478	Barclays Bank PLC	34,703	—	34,703
9/23/14	Zambian Kwacha 4,251,000	United States Dollar 698,030	Barclays Bank PLC	24,827	—	24,827
9/24/14	Euro 6,391,730	United States Dollar 8,657,183	Deutsche Bank	96,945	—	96,945
9/29/14	United States Dollar 5,849,609	Israeli Shekel 20,000,926	BNP Paribas	—	(8,769)	(8,769)
9/29/14	United States Dollar 7,943,827	Peruvian New Sol 22,494,536	BNP Paribas	35,036	—	35,036

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/29/14	United States Dollar 7,576,704	Peruvian New Sol 21,434,495	Morgan Stanley & Co. International PLC	$26,161	$—	$26,161
9/30/14	United States Dollar 410,976	Azerbaijani Manat 337,000	Standard Bank	17,778	—	17,778
10/2/14	United States Dollar 1,830,369	Euro 1,342,961	Morgan Stanley & Co. International PLC	—	(31,737)	(31,737)
10/3/14	Sri Lankan Rupee 65,068,000	United States Dollar 494,927	Standard Chartered Bank	—	(2,824)	(2,824)
10/3/14	Sri Lankan Rupee 1,614,085,000	United States Dollar 12,250,190	Standard Chartered Bank	—	(97,063)	(97,063)
10/8/14	Euro 10,245,375	United States Dollar 13,927,358	Bank of America	205,408	—	205,408
10/9/14	United States Dollar 3,950,816	Azerbaijani Manat 3,197,000	VTB Capital PLC	99,609	—	99,609
10/9/14	United States Dollar 859,423	Azerbaijani Manat 700,000	VTB Capital PLC	27,439	—	27,439
10/9/14	United States Dollar 815,951	Azerbaijani Manat 665,000	VTB Capital PLC	26,568	—	26,568
10/14/14	United States Dollar 3,987,018	Indian Rupee 242,012,000	Standard Chartered Bank	—	(53,573)	(53,573)
10/22/14	United States Dollar 3,213,022	Indonesian Rupiah 38,167,484,000	Bank of America	—	(34,782)	(34,782)
10/22/14	United States Dollar 5,304,140	Indonesian Rupiah 62,721,450,000	BNP Paribas	—	(81,269)	(81,269)
10/22/14	United States Dollar 3,320,841	Indonesian Rupiah 39,471,515,000	Deutsche Bank	—	(34,013)	(34,013)
10/28/14	United States Dollar 179,947	Mexican Peso 2,372,000	BNP Paribas	—	(1,610)	(1,610)
11/3/14	United States Dollar 1,168,725	Chilean Peso 672,017,000	Citibank NA	—	(4,402)	(4,402)
12/9/14	Ghanaian Cedi 7,051,000	United States Dollar 2,568,670	Citibank NA	713,501	—	713,501
12/9/14	Ghanaian Cedi 7,000,000	United States Dollar 2,568,807	Standard Bank	727,057	—	727,057
12/9/14	Ghanaian Cedi 7,044,500	United States Dollar 2,568,642	Standard Bank	715,183	—	715,183
12/9/14	United States Dollar 2,355,594	Ghanaian Cedi 7,051,000	Citibank NA	—	(500,425)	(500,425)
12/9/14	United States Dollar 4,691,979	Ghanaian Cedi 14,044,500	Standard Bank	—	(996,769)	(996,769)
12/12/14	Ghanaian Cedi 7,126,000	United States Dollar 2,568,854	Standard Bank	697,847	—	697,847
12/12/14	United States Dollar 2,377,314	Ghanaian Cedi 7,126,000	Standard Bank	—	(506,308)	(506,308)
12/19/14	Ghanaian Cedi 7,167,000	United States Dollar 2,568,817	Standard Bank	696,126	—	696,126
12/19/14	United States Dollar 2,383,042	Ghanaian Cedi 7,167,000	Standard Bank	—	(510,351)	(510,351)
12/22/14	United States Dollar 1,854,458	Azerbaijani Manat 1,503,038	VTB Capital PLC	31,412	—	31,412
1/12/15	United States Dollar 566,358	Ugandan Shilling 1,548,990,000	Citibank NA	3,783	—	3,783
1/12/15	United States Dollar 345,819	Ugandan Shilling 944,087,000	Standard Chartered Bank	1,673	—	1,673
1/20/15	United States Dollar 806,388	Ugandan Shilling 2,196,600,000	Barclays Bank PLC	560	—	560
1/23/15	United States Dollar 376,619	Ugandan Shilling 1,018,000,000	Citibank NA	—	(2,915)	(2,915)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/29/15	United States Dollar 669,704	Ugandan Shilling 1,801,504,000	Barclays Bank PLC	$—	$(9,335)	$(9,335)
2/5/15	United States Dollar 6,044,753	Kazakhstani Tenge 1,003,429,000	Deutsche Bank	—	(735,778)	(735,778)
2/6/15	United States Dollar 1,250,000	Uruguayan Peso 31,000,000	Citibank NA	18,247	—	18,247
2/13/15	United States Dollar 1,247,485	Uruguayan Peso 31,000,000	Citibank NA	17,966	—	17,966
2/23/15	Argentine Peso 3,000,000	United States Dollar 287,494	Citibank NA	—	(8,320)	(8,320)
2/23/15	Argentine Peso 7,000,000	United States Dollar 675,024	Citibank NA	—	(15,208)	(15,208)
2/23/15	Argentine Peso 7,000,000	United States Dollar 674,764	Citibank NA	—	(15,468)	(15,468)
2/23/15	United States Dollar 1,465,517	Argentine Peso 17,000,000	Citibank NA	210,761	—	210,761
2/24/15	Argentine Peso 3,090,000	United States Dollar 295,892	Citibank NA	—	(8,577)	(8,577)
2/24/15	Argentine Peso 4,910,000	United States Dollar 469,497	Citibank NA	—	(14,303)	(14,303)
2/24/15	United States Dollar 689,655	Argentine Peso 8,000,000	Citibank NA	98,614	—	98,614
2/25/15	Argentine Peso 5,000,000	United States Dollar 477,737	Citibank NA	—	(14,577)	(14,577)
2/25/15	Argentine Peso 8,000,000	United States Dollar 766,724	Citibank NA	—	(20,978)	(20,978)
2/25/15	Argentine Peso 11,000,000	United States Dollar 1,059,322	Citibank NA	—	(23,769)	(23,769)
2/25/15	United States Dollar 2,077,922	Argentine Peso 24,000,000	Citibank NA	285,185	—	285,185
3/12/15	Russian Ruble 893,980,000	United States Dollar 22,869,788	Bank of America	—	(834,506)	(834,506)
3/12/15	United States Dollar 22,721,566	Russian Ruble 893,980,000	Credit Suisse International	982,728	—	982,728
3/31/15	Euro 334,306	Romanian Leu 1,490,000	BNP Paribas	—	(2,508)	(2,508)
4/30/15	United States Dollar 2,014,218	Uruguayan Peso 51,000,000	Citibank NA	18,976	—	18,976
6/11/15	United States Dollar 1,373,208	Zambian Kwacha 10,251,000	Standard Chartered Bank	58,793	—	58,793
6/12/15	United States Dollar 851,811	Zambian Kwacha 6,231,000	Citibank NA	18,224	—	18,224
6/12/15	United States Dollar 565,081	Zambian Kwacha 4,026,200	Citibank NA	—	(2,902)	(2,902)
6/12/15	United States Dollar 1,380,421	Zambian Kwacha 9,708,500	Citibank NA	—	(24,822)	(24,822)
6/15/15	United States Dollar 8,774,741	Ugandan Shilling 24,332,358,157	Citibank NA	—	(222,374)	(222,374)
6/17/15	United States Dollar 1,363,394	Zambian Kwacha 10,042,000	Standard Chartered Bank	35,582	—	35,582
6/18/15	United States Dollar 1,871,294	Zambian Kwacha 13,692,200	Standard Chartered Bank	35,333	—	35,333
6/18/15	United States Dollar 798,031	Zambian Kwacha 5,818,600	Standard Chartered Bank	12,205	—	12,205
6/25/15	United States Dollar 2,655,837	Zambian Kwacha 18,883,000	Barclays Bank PLC	—	(34,740)	(34,740)

				$9,520,117	$(7,442,786)	$2,077,331

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/14	34 U.S. 5-Year Treasury Note	Short	$(4,065,957)	$(4,040,422)	$25,535
9/14	14 U.S. 10-Year Treasury Note	Short	(1,749,641)	(1,744,531)	5,110
9/14	7 U.S. Long Treasury Bond	Short	(953,374)	(961,844)	(8,470)

					$22,175

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2014, the Portfolio invested in commodities-linked derivative investments, including commodity futures contracts, that provided exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$9,520,117	$(7,442,786)

		$9,520,117	$(7,442,786)

Interest Rate	Futures Contracts*	$30,645	$(8,470)

		$30,645	$(8,470)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$705,773,268

Gross unrealized appreciation	$8,661,945
Gross unrealized depreciation	(24,756,792)

Net unrealized depreciation	$(16,094,847)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$231,651,766	$—	$231,651,766
Foreign Corporate Bonds	—	1,665,368	—	1,665,368
Collateralized Mortgage Obligations	—	1,022,740	—	1,022,740
Mortgage Pass-Throughs	—	7,336,507	—	7,336,507
U.S. Treasury Obligations	—	104,107,319	—	104,107,319
Short-Term Investments -
Foreign Government Securities	—	214,848,158	—	214,848,158
U.S. Treasury Obligations	—	96,040,315	—	96,040,315
Other	—	33,006,248	—	33,006,248
Total Investments	$—	$689,678,421	$—	$689,678,421
Forward Foreign Currency Exchange Contracts	$—	$9,520,117	$—	$9,520,117
Futures Contracts	30,645	—	—	30,645
Total	$30,645	$699,198,538	$—	$699,229,183

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,442,786)	$—	$(7,442,786)
Futures Contracts	(8,470)	—	—	(8,470)
Total	$(8,470)	$(7,442,786)	$—	$(7,451,256)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014